Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2017
Summary of significant accounting policies
Exchange rates that are most relevant

December 31,	Average Rate
	USD	GBP	INR	CNY
2017	1.1297	0.8767	73.5324	7.6290
2016	1.1069	0.8195	74.3717	7.3522
2015	1.1096	0.7258	71.1956	6.9733

Year end exchange rates to Euro

December 31,	Year End Rate
	USD	GBP	INR	CNY
2017	1.1993	0.8872	76.6055	7.8044
2016	1.0541	0.8562	71.5935	7.3202

Useful life of intangible assets

Software	3-5 years
Licenses	6-8 years
Customer list	3 years
Digital library	3 years

Useful life of property, plant and equipment

Leasehold improvements	6-9 years
Buildings	33 years
Plant and machinery	7-8 years
Printers leased to customers under operating lease	7-8 years
Other facilities, machinery and factory equipment	2-20 years
Office equipment	3-12 years